Accounts Payable, Accrued Liabilities, and Other Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Accounts Payable, Accrued Liabilities, and Other Liabilities
Schedule of accounts payable, accrued liabilities, and other liabilities

The following table summarizes the Company’s accounts payable, accrued liabilities, and other liabilities (in thousands):

	September 30,	December 31,
	2026	2025
Refundable entrance fees	$224,788	$221,147
Other accounts payable and accrued liabilities	97,004	57,024
Accrued dividends and distributions	44,255	—
Accrued construction costs	10,455	6,039
Accounts payable, accrued liabilities, and other liabilities	$376,502	$284,210

The following table summarizes the Company’s accounts payable, accrued liabilities, and other liabilities (in thousands):

	December 31,
	2025	2024
Refundable entrance fees	$221,147	$236,563
Other accounts payable and accrued liabilities.	57,024	68,924
Accrued construction costs	6,039	5,961
Accounts payable, accrued liabilities, and other liabilities	$284,210	$311,448